Income Taxes - Additional Information (Detail) - EUR (€) € in Millions				12 Months Ended
	Apr. 01, 2020	Jan. 01, 2020	Jan. 01, 2018	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Income tax expense benefits [line items]
Weighted average applicable statutory tax rate				20.10%	23.70%	29.40%
Deferred tax benefit caused by decrease of the United States corporate income tax rate						€ 479
United States [member]
Income tax expense benefits [line items]
Effective tax rate					21.00%	35.00%
Corporate income tax rate			21.00%			35.00%
United States [member] | Changes in tax rates or tax laws enacted or announced [member]
Income tax expense benefits [line items]
Corporate income tax rate			21.00%			35.00%
United Kingdom [member] | Changes in tax rates or tax laws enacted or announced [member]
Income tax expense benefits [line items]
Corporate income tax rate	17.00%				19.00%
The Netherlands [member] | Changes in tax rates or tax laws enacted or announced [member]
Income tax expense benefits [line items]
Corporate income tax rate		21.70%			25.00%